Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [Line Items]
Current tax Expense	$ 71	$ 52	$ 196	$ 144
Tax expense (benefit)	71	52	196	144
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)	$ 0	$ 0	$ 0	$ 0
Minimum tax rate percentage as per top up taxes			15.00%